Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Forward purchase agreement asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	$ 155
Initial measurement at the issuance date		494
Change in fair value	23	(339)
Fair value, ending		155
Embedded derivative liability [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	80
Initial measurement at the issuance date		69
Change in fair value	(31)	11
Fair value, ending	111	80
SEPA put rights asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	188
Initial measurement at the issuance date		1,551
Change in fair value	156	(1,363)
Fair value, ending	$ 32	$ 188